Loans and Allowance for Credit Losses (Loan Modifications) (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Commercial | Domestic | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 3,110
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Domestic | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 315,702
Percentage of Total Class of Loans	0.55%
Loans Modified within 12 months of Subsequent Default	¥ 5,201
Commercial | Domestic | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 7,038
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Domestic | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Domestic | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1,720
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 83,764
Percentage of Total Class of Loans	0.18%
Loans Modified within 12 months of Subsequent Default	¥ 227
Commercial | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 82
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 14,842
Percentage of Total Class of Loans	0.12%
Loans Modified within 12 months of Subsequent Default	¥ 105
Residential | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Card | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Card | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Card | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 23,689
Percentage of Total Class of Loans	4.89%
Loans Modified within 12 months of Subsequent Default	¥ 3,038
Card | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 226
Percentage of Total Class of Loans	0.05%
Loans Modified within 12 months of Subsequent Default	¥ 3
Card | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Krungsri | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 553
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 217
Krungsri | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 301,293
Percentage of Total Class of Loans	3.41%
Loans Modified within 12 months of Subsequent Default	¥ 10,329
Krungsri | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1,663
Percentage of Total Class of Loans	0.02%
Loans Modified within 12 months of Subsequent Default	¥ 492
Krungsri | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 663
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 444
Krungsri | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1,143
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 187
Other | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 606
Percentage of Total Class of Loans	0.03%
Loans Modified within 12 months of Subsequent Default	¥ 304
Other | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 6,464
Percentage of Total Class of Loans	0.37%
Loans Modified within 12 months of Subsequent Default	¥ 415
Other | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 345
Percentage of Total Class of Loans	0.02%
Loans Modified within 12 months of Subsequent Default	¥ 0
Other | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Other | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0